Schedule of Restricted Stock Units (Details)								12 Months Ended
	Dec. 31, 2023 shares $ / shares	Sep. 17, 2023 shares	Sep. 15, 2023 shares	Sep. 02, 2023 shares	Jul. 06, 2023 shares	May 11, 2023 shares	Jan. 01, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance | shares							2,300,000	2,300,000	1,528,000
Weighted average exercise price, Ending Balance | $ / shares							$ 1.27	$ 1.27		$ 0.79
Number of restricted stock units, Granted									1,442,000	0.22	0.30
Weighted average fair value per award, Granted | $ / shares										$ 1.86
Number of restricted stock units, Vested | shares								1,620,000
Number of options outstanding, Ending Balance | shares	1,620,000							1,620,000	2,300,000
Weighted average exercise price, Ending Balance | $ / shares	$ 1.24							$ 1.24		1.27
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance | shares
Weighted average exercise price, Ending Balance | $ / shares
Number of restricted stock units, Granted | shares								3,476,659	885,012
Weighted average fair value per award, Granted | $ / shares								$ 0.81		1.10
Number of restricted stock units, Vested | shares	1,365,610	650,000	452,785	75,464	75,000	601,000	256,800	(3,446,659)	(885,012)
Weighted average fair value per award, Vested | $ / shares								$ 0.80		1.10
Number of restricted stock units, Canceled | shares								(30,000)
Weighted average fair value per award, Canceled | $ / shares								$ 2.00
Number of options outstanding, Ending Balance | shares
Weighted average exercise price, Ending Balance | $ / shares